Consolidated statements of cash flow (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non cash transactions
Acquisition of property, plant and equipment and concession extension easements not paid	$ 6,019	$ 6,559	$ 6,799
Net increases (decreases) related to hydrocarbon wells abandonment obligation costs	(4,913)	2,243	(1,281)
Contributions in joint ventures	$ 19
Dividends to collect		100	100
Increase in investments in financial assets through a decrease in trade receivables and other receivables		$ 9,918
Decrease of loans due to "El Orejano" agreement			2,373
Contributions of non-controlling interests			$ 50